Convertible Debentures	12 Months Ended
Dec. 31, 2024
Convertible Debentures
Convertible Debentures

10. Convertible Debentures

2024 Debentures

On May 31, 2024 the Company issued convertible debentures (the “2024 Debentures”) to MCAPM LP for the principal amount of US$2,000,000, being approximately CDN$2,773,660.  The 2024 Debentures bear interest at 10.0% per annum, paid quarterly in arrears, and are due and payable on May 31, 2026.  The 2024 Debentures are convertible into common shares at a conversion price of US$0.25 per Common Share which provides MCAPM LP with the right to obtain up to 8,000,000 common shares of the Company.  The 2024 Debentures are unsecured.

November Debentures

The Company issued a total of US$1,872,000 (approximately CAD$2,543,636) of a multi-tranche unsecured convertible debenture (the "November Debentures").  The November Debentures bear interest at 10.0% per annum, paid quarterly in arrears, and are due and payable two years after issuance.  The November Debentures are convertible into common shares in the capital of NXT at a fixed conversion price of US$0.1808 allowing the subscribers to obtain an aggregate of up to 10,353,982 common shares.  Insiders which include MCAPM, LP and Michael P. Mork (“Mork Capital”) and directors of NXT, were issued November Debentures valued, in the aggregate principal amount, at US$1,522,000 (approximately CDN$2,076,776).

During 2023, the Company issued the first two tranches of the November Debentures for US$1,150,000 (approximately CDN$1,577,600).

On January 12, 2024, the Company closed the final tranche of the November Debentures for an additional US$722,000 (approximately CDN$966,036).  The November Debentures are unsecured.

Mork Capital has the right to own, after conversion of all of their 2024 Debentures and  November Debentures, totaling US$3,375,000, a total of 30,526,321 common shares. This represents approximately 32.1% of the issued and outstanding common shares as of the date of these financial statements (after giving effect to the conversion of the full amount of the 2024 Debentures and the November Debentures).

Ataraxia Debentures

In May 2023 the Company signed a subscription agreement with Ataraxia Capital (“Ataraxia”) in which Ataraxia would purchase US$2,300,000 of convertible debentures. The terms of the convertible debentures issued to Ataraxia include an annual interest rate of 10%, paid quarterly in arrears.  They can also be converted into voting preferred shares with an annual dividend rate of 10% paid per quarter.  The preferred shares are not transferable, but may be converted on a one-to-one basis into common shares. The convertible debentures are payable on demand, but are due two years after the issue date. They are secured by a general security agreement, subordinate to the long-term debt.

On May 31, 2023 the Company issued a two-year term convertible debenture for US$1,200,000 (CDN$1,631,954) to Ataraxia and an additional US$200,000 (CDN$265,560) on July 10, 2023 (the “2023 Ataraxia Debentures”).  The 2023 Ataraxia Debentures have a fixed conversion price of US$0.143 per common share.

On November 4, 2024 the Company issued a two-year term convertible debenture for US$500,000 (CDN$676,995) to Ataraxia and an additional US$400,000 (CDN$550,296) on November 12, 2024 (the “2024 Ataraxia Debentures”).  The 2024 Ataraxia Debentures have a fixed conversion price of US$0.24 per common share.

Ataraxia has the right to own, after conversion of all of their 2023 Ataraxia Debentures and 2024 Ataraxia Debentures, 13,540,209 common shares. This represents approximately 14.6% of the issued and outstanding common shares as of the date of these financial statements (after giving effect to the conversion of the full amount of the 2023 Ataraxia Debentures and 2024 Ataraxia Debentures).

Repayment of principal and interest for convertible debentures:	US$	CDN$1.
2025	3,102,200	4,462,515
2026	3,830,050	5,509,527
Total principal and interest payments	6,932,250	9,972,042
Less interest	(760,250)	(1,093,619)
Principal remaining	6,172,000	8,878,423
Change in fair value of convertible debentures	206,141	296,534
Net principal remaining	6,378,141	9,174,957
Current portion of convertible debentures	3,416,926	4,915,248
Non-current portion of convertible debentures	2,961,215	4,259,709

1. Converted at 1.4385

Fair Value

The November Debentures and the 2024 Debentures have been revalued at their fair value as of December 31, 2024 using level 3 inputs as follows:

US$/CDN$ volatility	6.58%
Stock price volatility	173.78%
Stock price	$0.11
Risk free interest rate	4.49%
Credit Spread	5.67% to 30.93%

The fair value change to the debentures in 2024 was $296,534 (US$206,141) and $nil for 2023.

Interest expense for convertible debentures:	2024	2023	2022
$US	$455,112	$94,781	-
$CDN	$621,378	$128,612	-